Preferred Shares Terms and Conditions (Parenthetical) (Details)	12 Months Ended
Oct. 31, 2021 $ / shares
Rate Reset Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Floating Rate Preferred Shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Floating Rate Preferred Shares [member] | Rate Reset Preferred Shares [member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period	5 years